UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    InView Investment Management, LLC
Address: 205 North Michigan Avenue, Suite 2550

         Chicago, IL  60601

13F File Number:  28-12238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Glen Kleczka
Title:     Chief Executive Officer & Managing Partner
Phone:     312-630-3470

Signature, Place, and Date of Signing:

     /s/Glen Kleczka     Chicago, IL     July 29, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $180,409 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EQTY INVT LIFE HLD    COM              025676206     5791   710517          SOLE                   266090        0   444427
ANNALY CAP MGMT INC            COM              035710409     7992   515284          SOLE                   193110        0   322174
ANNTAYLOR STORES CORP          COM              036115103     3109   129760          SOLE                    48780        0    80980
ARES CAP CORP                  COM              04010L103     2809   278695          SOLE                   104590        0   174105
ASBURY AUTOMOTIVE GROUP INC    COM              043436104     2913   226707          SOLE                    85300        0   141407
AVISTA CORP                    COM              05379B107     4796   223494          SOLE                    83790        0   139704
AVNET INC                      COM              053807103     2629    96380          SOLE                    36190        0    60190
BAYTEX ENERGY TR               TRUST UNIT       073176109      531    15500 SH       SOLE                    15500        0        0
BIO RAD LABS INC               CL A             090572207     2784    34420          SOLE                    12920        0    21500
BJS WHOLESALE CLUB INC         COM              05548J106     5061   130768          SOLE                    49100        0    81668
BRINKER INTL INC               COM              109641100     1885    99720          SOLE                    37476        0    62244
BRONCO DRILLING CO INC         COM              112211107     5743   312470          SOLE                   117030        0   195440
BROOKS AUTOMATION INC          COM              114340102     1364   164961          SOLE                    61790        0   103171
CEDAR SHOPPING CTRS INC        COM NEW          150602209     2819   240516          SOLE                    90460        0   150056
CMS ENERGY CORP                COM              125896100     3536   237300          SOLE                    88830        0   148470
CROWN HOLDINGS INC             COM              228368106     8928   343503          SOLE                   128730        0   214773
CSG SYS INTL INC               COM              126349109     2655   240920          SOLE                    90460        0   150460
DRS TECHNOLOGIES INC           COM              23330X100     9467   120267          SOLE                    45050        0    75217
ENDURANCE SPECIALTY HLDGS LT   SHS              G30397106     5711   185497          SOLE                    69510        0   115987
FIRST PL FINL CORP             COM              33610T109     1615   171840          SOLE                    64370        0   107470
FLEXTRONICS INTL LTD           ORD              Y2573F102     5587   594380          SOLE                   222810        0   371570
FOREST OIL CORP                COM PAR $0.01    346091705     9981   133975          SOLE                    50210        0    83765
FURNITURE BRANDS INTL INC      COM              360921100     3624   271284          SOLE                   101490        0   169794
HARVEST ENERGY TR              TRUST UNIT       41752X101      423    17582 SH       SOLE                    17582        0        0
KELLY SVCS INC                 CL A             488152208     4396   227405          SOLE                    85480        0   141925
LIFEPOINT HOSPITALS INC        COM              53219L109     3988   140920          SOLE                    52780        0    88140
LITTELFUSE INC                 COM              537008104     4875   154531          SOLE                    57910        0    96621
MAIDENFORM BRANDS INC          COM              560305104     3624   268460          SOLE                   100800        0   167660
MARINER ENERGY INC             COM              56845T305     3059    82751          SOLE                    31152        0    51599
MEADOWBROOK INS GROUP INC      COM              58319P108     3460   652848          SOLE                   244470        0   408378
MFA MTG INVTS INC              COM              55272X102     5819   892522          SOLE                   334110        0   558412
NATIONAL PENN BANCSHARES INC   COM              637138108     2209   166352          SOLE                    62318        0   104034
OWENS ILL INC                  COM NEW          690768403     9179   220182          SOLE                    82390        0   137792
PENN WEST ENERGY TR            TR UNIT          707885109      218     6436 SH       SOLE                     6436        0        0
PEROT SYS CORP                 CL A             714265105     4490   299142          SOLE                   112150        0   186992
PHOTRONICS INC                 COM              719405102     2002   284369          SOLE                   106900        0   177469
PORTLAND GEN ELEC CO           COM NEW          736508847     3481   154560          SOLE                    57840        0    96720
PROVIDENT ENERGY TR            TR UNIT          74386K104      227    19900 SH       SOLE                    19900        0        0
SCHOLASTIC CORP                COM              807066105     2068    72170          SOLE                    27040        0    45130
SHAW GROUP INC                 COM              820280105     8929   144510          SOLE                    54060        0    90450
SKECHERS U S A INC             CL A             830566105     4214   213274          SOLE                    79870        0   133404
SMUCKER J M CO                 COM NEW          832696405     2882    70915          SOLE                    26485        0    44430
SPARTECH CORP                  COM NEW          847220209      656    69546          SOLE                    25750        0    43796
STAGE STORES INC               COM NEW          85254C305     2242   192112          SOLE                    71960        0   120152
TECH DATA CORP                 COM              878237106     4428   130666          SOLE                    48990        0    81676
U S CONCRETE INC               COM              90333L102     2210   464389          SOLE                   174240        0   290149